Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of class A ordinary shares subject to possible redemption reflected on the balance sheet	9 Months Ended
Sep. 30, 2021 USD ($) shares
Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of class A ordinary shares subject to possible redemption reflected on the balance sheet [Line Items]
Gross proceeds (in Dollars) | $	$ 382,594,570
Less:
Fair value of Public Warrants at issuance	(10,755,060)
Class A Ordinary Shares [Member]
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(20,701,653)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	31,456,713
Class A ordinary shares subject to possible redemption	382,594,570